UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-08797
Name of Fund:
BlackRock Series, Inc.
BlackRock International Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series, Inc.,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
11/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock International Fund
Institutional Shares | MAILX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.66%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.90)%	8.25%	5.34%	4.77%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62
Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Institutional Shares | MAILX
Semi-Annual Shareholder Report — November 30, 2024
MAILX-11/24-SAR

BlackRock International Fund
Investor A Shares | MDILX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46	0.91%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(1.03)%	7.97%	5.07%	4.46%
Investor A Shares (with sales charge)	(6.22)	2.31	3.94	3.90
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62
Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Investor A Shares | MDILX
Semi-Annual Shareholder Report — November 30, 2024
MDILX-11/24-SAR

BlackRock International Fund
Investor C Shares | MCILX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$84	1.66%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.39)%	7.19%	4.29%	3.76%
Investor C Shares (with sales charge)	(2.37)	6.19	4.29	3.76
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62
Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Investor C Shares | MCILX
Semi-Annual Shareholder Report — November 30, 2024
MCILX-11/24-SAR

BlackRock International Fund
Class K Shares | MKILX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.61%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.87)%	8.30%	5.40%	4.81%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62
Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Class K Shares | MKILX
Semi-Annual Shareholder Report — November 30, 2024
MKILX-11/24-SAR

BlackRock International Fund
Class R Shares | BIFRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$58	1.16%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(1.12)%	7.74%	4.82%	4.19%
MSCI ACWI ex USA Index	1.73	13.03	5.40	4.62
Key Fund statistics
Net Assets	$1,423,496,547
Number of Portfolio Holdings	32
Portfolio Turnover Rate	25%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	15.3%
United Kingdom	15.2%
Japan	14.1%
Germany	12.8%
Canada	9.7%
France	7.8%
China	6.2%
Denmark	5.1%
Taiwan	4.4%
Netherlands	3.0%
Other#	4.5%
Short-Term Securities	1.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Sony Group Corp.	5.9%
Deutsche Telekom AG, Registered Shares	5.4%
Tencent Holdings Ltd.	5.2%
Novo Nordisk A/S, Class B	5.1%
Mastercard, Inc., Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
RELX PLC	4.3%
Recruit Holdings Co. Ltd.	4.3%
Canadian Pacific Kansas City Ltd.	4.1%
Canadian National Railway Co.	4.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Class R Shares | BIFRX
Semi-Annual Shareholder Report — November 30, 2024
BIFRX-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds II

•	BlackRock Global Dividend Portfolio

BlackRock Series, Inc.

•	BlackRock International Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) November 30, 2024	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.5%
TELUS Corp.	1,061,476	$16,505,362

Denmark — 2.9%
Novo Nordisk A/S, Class B	293,520	31,456,492

France — 5.5%
Air Liquide SA	122,557	20,385,561
LVMH Moet Hennessy Louis Vuitton SE	33,086	20,741,260
Sanofi SA	204,241	19,837,370

		60,964,191

Indonesia — 0.8%
Bank Rakyat Indonesia Persero Tbk PT	34,718,000	9,352,853

Netherlands — 1.5%
Koninklijke KPN NV	4,255,434	16,508,230

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	1,716,816	16,217,312

Switzerland — 1.7%
Zurich Insurance Group AG, Class N	29,591	18,781,827

Taiwan — 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,184,000	36,894,100

United Kingdom — 11.8%
AstraZeneca PLC	249,883	33,820,305
BAE Systems PLC	976,946	15,269,542
Diageo PLC	604,817	18,068,761
RELX PLC	598,551	28,190,305
Shell PLC	661,017	21,443,145
Taylor Wimpey PLC	7,944,941	13,257,570

		130,049,628

United States — 69.4%
AbbVie, Inc.	154,387	28,242,014
Accenture PLC, Class A	93,361	33,831,226
Allegion PLC	154,584	21,771,611
Alphabet, Inc., Class A	143,301	24,210,704
AMETEK, Inc.	83,044	16,142,093
Apple Inc.	121,301	28,788,366
Applied Materials, Inc.	103,663	18,110,963
Assurant, Inc.	64,011	14,536,898
Baker Hughes Co., Class A	370,425	16,280,179
Broadcom, Inc.	97,354	15,779,136
Charles Schwab Corp. (The)	222,627	18,424,610

Security	Shares	Value

United States (continued)
Citizens Financial Group, Inc.	512,834	$24,687,829
CMS Energy Corp.	252,427	17,596,686
Coca-Cola Co. (The)	390,972	25,053,486
General Electric Co.	121,841	22,194,556
Home Depot, Inc. (The)	55,628	23,871,644
Hubbell, Inc.	47,428	21,821,148
Intercontinental Exchange, Inc.	142,739	22,975,269
M&T Bank Corp.	82,166	18,075,698
Mastercard, Inc., Class A	24,089	12,837,992
Meta Platforms, Inc., Class A	42,257	24,269,040
Microsoft Corp.	131,039	55,489,775
Mondelez International, Inc., Class A	468,166	30,407,382
Moody’s Corp.	35,122	17,560,298
Oracle Corp.	113,657	21,008,360
Otis Worldwide Corp.	270,889	27,896,149
Philip Morris International, Inc.	165,061	21,963,017
Republic Services, Inc.	54,463	11,889,273
Salesforce, Inc.	53,042	17,503,330
Texas Instruments, Inc.	160,304	32,225,913
Union Pacific Corp.	91,244	22,323,757
UnitedHealth Group, Inc.	46,235	28,212,597
Williams Cos., Inc. (The)	274,791	16,080,769
Zoetis, Inc., Class A	62,521	10,956,805

		763,018,573

Total Long-Term Investments — 100.0% (Cost: $797,066,496)		1,099,748,568

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(a)(b)	1,895,342	1,895,342

Total Short-Term Securities — 0.2% (Cost: $1,895,342)		1,895,342

Total Investments — 100.2% (Cost: $798,961,838)		1,101,643,910

Liabilities in Excess of Other Assets — (0.2)%		(2,335,261)

Net Assets — 100.0%		$1,099,308,649

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Shares	$2,641,041	$—	$(745,699	)(a)	$—	$—	$1,895,342	1,895,342	$84,647	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Global Dividend Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Canada	$16,505,362	$—	$—	$16,505,362
Denmark	—	31,456,492	—	31,456,492
France	—	60,964,191	—	60,964,191
Indonesia	—	9,352,853	—	9,352,853
Netherlands	16,508,230	—	—	16,508,230
Spain	—	16,217,312	—	16,217,312
Switzerland	—	18,781,827	—	18,781,827
Taiwan	—	36,894,100	—	36,894,100
United Kingdom	—	130,049,628	—	130,049,628
United States	763,018,573	—	—	763,018,573
Short-Term Securities
Money Market Funds	1,895,342	—	—	1,895,342

	$797,927,507	$303,716,403	$—	$1,101,643,910

See notes to financial statements.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 9.7%
Canadian National Railway Co.	520,616	$58,158,167
Canadian Pacific Kansas City Ltd.	762,174	58,396,775
Teck Resources Ltd., Class B	459,300	21,441,983

		137,996,925

China — 6.2%
KE Holdings, Inc., ADR	798,761	15,056,645
Tencent Holdings Ltd.	1,430,000	73,849,865

		88,906,510

Denmark — 5.1%
Novo Nordisk A/S, Class B	679,999	72,875,386

France — 7.8%
Air Liquide SA	134,359	22,348,651
Cie de Saint-Gobain SA	522,631	47,721,138
LVMH Moet Hennessy Louis Vuitton SE	65,669	41,167,194

		111,236,983

Germany — 12.8%
adidas AG, Class N	119,189	28,185,705
Beiersdorf AG	400,874	52,011,247
Deutsche Telekom AG, Registered Shares	2,412,838	77,188,966
Infineon Technologies AG, Class N	760,283	24,782,852

		182,168,770

Italy — 2.1%
Intesa Sanpaolo SpA	7,914,906	30,381,681

Japan — 14.1%
Nintendo Co. Ltd.	534,900	31,393,334
Nippon Paint Holdings Co. Ltd.	3,428,700	23,533,833
Recruit Holdings Co. Ltd.	871,000	60,584,731
Sony Group Corp.	4,208,900	84,499,269

		200,011,167

Netherlands — 3.0%
ASML Holding NV	62,572	42,756,022

Switzerland — 2.4%
Julius Baer Group Ltd., Registered Shares	505,301	33,463,820

Security	Shares	Value

Taiwan — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,018,000	$62,882,005

United Kingdom — 15.2%
AstraZeneca PLC	355,704	48,142,602
Barclays PLC	12,640,457	42,370,825
RELX PLC	1,310,342	61,713,939
Standard Chartered PLC	2,671,926	33,032,969
Taylor Wimpey PLC	18,657,416	31,133,271

		216,393,606

United States — 15.3%
Baker Hughes Co., Class A	645,599	28,374,076
Cadence Design Systems, Inc.(a)	155,275	47,639,923
Marvell Technology, Inc.	376,974	34,941,720
Mastercard, Inc., Class A	132,194	70,451,470
Otis Worldwide Corp.	349,672	36,009,223

		217,416,412

Total Long-Term Investments — 98.1% (Cost: $1,160,117,659)		1,396,489,287

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(b)(c)	25,421,299	25,421,299

Total Short-Term Securities — 1.8% (Cost: $25,421,299)		25,421,299

Total Investments — 99.9% (Cost: $1,185,538,958)		1,421,910,586

Other Assets Less Liabilities — 0.1%		1,585,961

Net Assets — 100.0%		$1,423,496,547

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$778	(b)	$—		$(778)	$—	$—	—	$45	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	36,436,007	—		(11,014,708	)(b)	—	—	25,421,299	25,421,299	474,447		—

						$(778)	$—	$25,421,299		$474,492		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Canada	$137,996,925	$—	$—	$137,996,925
China	15,056,645	73,849,865	—	88,906,510
Denmark	—	72,875,386	—	72,875,386
France	—	111,236,983	—	111,236,983
Germany	—	182,168,770	—	182,168,770
Italy	—	30,381,681	—	30,381,681
Japan	—	200,011,167	—	200,011,167
Netherlands	—	42,756,022	—	42,756,022
Switzerland	—	33,463,820	—	33,463,820
Taiwan	—	62,882,005	—	62,882,005
United Kingdom	—	216,393,606	—	216,393,606
United States	217,416,412	—	—	217,416,412
Short-Term Securities
Money Market Funds	25,421,299	—	—	25,421,299

	$395,891,281	$1,026,019,305	$—	$1,421,910,586

See notes to financial statements.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

November 30, 2024

	BlackRock Global Dividend Portfolio	BlackRock International Fund

ASSETS
Investments, at value — unaffiliated(a)	$1,099,748,568	$1,396,489,287
Investments, at value — affiliated(b)	1,895,342	25,421,299
Cash	103,701	—
Foreign currency, at value(c)	—	457,577
Receivables:
Capital shares sold	767,789	1,062,758
Dividends — unaffiliated	2,263,834	1,882,985
Dividends — affiliated	10,097	165,830
From the Manager	—	67,841
Prepaid expenses	46,035	84,949

Total assets	1,104,835,366	1,425,632,526

LIABILITIES
Payables:
Administration fees	54,867	—
Capital shares redeemed	993,986	811,465
Custodian fees	36,118	133,573
Interest expense	201,498	—
Investment advisory fees	536,105	659,753
IRS compliance fee for foreign withholding tax claims	3,338,058	—
Directors’ and Officer’s fees	3,521	4,352
Other accrued expenses	64,739	57,014
Other affiliate fees	5,691	41,583
Professional fees	8,911	25,700
Service and distribution fees	92,962	68,627
Transfer agent fees	190,261	333,912

Total liabilities	5,526,717	2,135,979

Commitments and contingent liabilities

NET ASSETS	$1,099,308,649	$1,423,496,547

NET ASSETS CONSIST OF:
Paid-in capital	$725,974,919	$1,691,265,679
Accumulated earnings (loss)	373,333,730	(267,769,132)

NET ASSETS	$1,099,308,649	$1,423,496,547

(a) Investments, at cost — unaffiliated	$797,066,496	$1,160,117,659
(b) Investments, at cost — affiliated	$1,895,342	$25,421,299
(c) Foreign currency, at cost	$—	$478,856

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	7

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Global Dividend Portfolio	BlackRock International Fund
NET ASSET VALUE

Institutional
Net assets	$474,865,426	$798,144,898

Shares outstanding	35,900,900	39,949,001

Net asset value	$13.23	$19.98

Shares authorized	Unlimited	2 billion

Par value	$0.001	$0.0001

Investor A
Net assets	$386,250,903	$310,111,870

Shares outstanding	29,349,962	15,934,280

Net asset value	$13.16	$19.46

Shares authorized	Unlimited	100 million

Par value	$0.001	$0.0001

Investor C
Net assets	$16,804,100	$4,339,432

Shares outstanding	1,283,816	243,437

Net asset value	$13.09	$17.83

Shares authorized	Unlimited	100 million

Par value	$0.001	$0.0001

Class K
Net assets	$221,388,220	$305,805,228

Shares outstanding	16,703,823	15,301,203

Net asset value	$13.25	$19.99

Shares authorized	Unlimited	2 billion

Par value	$0.001	$0.0001

Class R
Net assets	N/A	$5,095,119

Shares outstanding	N/A	260,937

Net asset value	N/A	$19.53

Shares authorized	N/A	100 million

Par value	N/A	$0.0001

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended November 30, 2024

	BlackRock Global Dividend Portfolio	BlackRock International Fund

INVESTMENT INCOME
Dividends — unaffiliated	$11,337,646	$9,228,430
Dividends — affiliated	84,647	474,447
Securities lending income — affiliated — net	—	45
Foreign taxes withheld	(355,171)	(736,262)
Foreign withholding tax claims	555,691	—
IRS compliance fee for foreign withholding tax claims	(492,584)	—

Total investment income	11,130,229	8,966,660

EXPENSES
Investment advisory	3,590,014	4,584,258
Service and distribution — class specific	571,704	447,025
Transfer agent — class specific	412,099	836,488
Administration	246,483	—
Administration — class specific	121,595	—
Professional	107,153	20,748
Accounting services	51,402	60,982
Registration	46,748	56,225
Custodian	32,411	18,825
Printing and postage	21,202	25,013
Directors and Officer	8,265	9,838
Miscellaneous	15,794	26,576

Total expenses excluding interest expense	5,224,870	6,085,978
Interest expense	53,306	78,099

Total expenses	5,278,176	6,164,077

Less:
Fees waived and/or reimbursed by the Manager	(1,285)	(105,558)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	(523,520)

Total expenses after fees waived and/or reimbursed	5,276,891	5,534,999

Net investment income	5,853,338	3,431,661

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	74,509,184	60,254,057
Investments — affiliated	—	(778)
Foreign currency transactions	44,311	(5,013)

	$74,553,495	$60,248,266

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	14,722,263	(75,911,326)
Foreign currency translations	(9,425)	(19,660)

	14,712,838	(75,930,986)

Net realized and unrealized gain (loss)	89,266,333	(15,682,720)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,119,671	$(12,251,059)

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	9

Statements of Changes in Net Assets

	BlackRock Global Dividend Portfolio

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,853,338	$24,208,346
Net realized gain	74,553,495	23,777,439
Net change in unrealized appreciation (depreciation)	14,712,838	148,526,263

Net increase in net assets resulting from operations	95,119,671	196,512,048

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,644,870)	(14,718,640)
Investor A	(2,916,235)	(7,216,087)
Investor C	(61,847)	(246,379)
Class K	(2,019,670)	(4,122,358)

Decrease in net assets resulting from distributions to shareholders	(10,642,622)	(26,303,464)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(274,020,358)	(145,281,228)

NET ASSETS
Total increase (decrease) in net assets	(189,543,309)	24,927,356
Beginning of period	1,288,851,958	1,263,924,602

End of period	$1,099,308,649	$1,288,851,958

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock International Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,431,661	$20,401,727
Net realized gain (loss)	60,248,266	(43,832,903)
Net change in unrealized appreciation (depreciation)	(75,930,986)	268,486,652

Net increase (decrease) in net assets resulting from operations	(12,251,059)	245,055,476

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,783,886)	(11,961,208)
Investor A	(1,666,343)	(3,194,192)
Investor C	(10,932)	(17,321)
Class K	(1,985,804)	(3,925,366)
Class R	(23,090)	(40,221)

Decrease in net assets resulting from distributions to shareholders	(9,470,055)	(19,138,308)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(279,988,409)	(226,418,447)

NET ASSETS
Total decrease in net assets	(301,709,523)	(501,279)
Beginning of period	1,725,206,070	1,725,707,349

End of period	$1,423,496,547	$1,725,206,070

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$12.35		$10.80	$11.68	$14.37	$11.34	$12.60		$12.94

Net investment income(a)	0.07		0.23	0.21	0.20	0.28	0.28		0.33
Net realized and unrealized gain (loss)	0.92		1.56	(0.42)	(0.62)	3.50	(0.65)		0.10

Net increase (decrease) from investment operations	0.99		1.79	(0.21)	(0.42)	3.78	(0.37)		0.43

Distributions(b)
From net investment income	(0.11)		(0.24)	(0.21)	(0.20)	(0.29)	(0.23)		(0.35)
From net realized gain	(0.00	)(c)	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.11)		(0.24)	(0.67)	(2.27)	(0.75)	(0.89)		(0.77)

Net asset value, end of period	$13.23		$12.35	$10.80	$11.68	$14.37	$11.34		$12.60

Total Return(d)
Based on net asset value	8.06	%(e)	16.80%	(1.34)%	(3.55)%	34.34%	(3.40	)%(e)	3.75%

Ratios to Average Net Assets(f)
Total expenses	0.79	%(g)	0.81%	0.79%	0.75%	0.75%	0.74	%(g)	0.74%

Total expenses after fees waived and/or reimbursed	0.79	%(g)	0.81%	0.79%	0.75%	0.75%	0.74	%(g)	0.74%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	0.78	%(g)	0.78%	0.79%	0.75%	0.75%	0.74	%(g)	0.74%

Net investment income	1.03	%(g)	1.97%	1.98%	1.59%	2.22%	2.75	%(g)	2.69%

Supplemental Data
Net assets, end of period (000)	$474,865		$676,032	$682,711	$857,966	$970,768	$835,194		$1,089,388

Portfolio turnover rate	23%		50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$12.29		$10.74	$11.62	$14.31	$11.30	$12.55		$12.89

Net investment income(a)	0.05		0.20	0.18	0.17	0.25	0.25		0.30
Net realized and unrealized gain (loss)	0.91		1.56	(0.41)	(0.62)	3.47	(0.64)		0.10

Net increase (decrease) from investment operations	0.96		1.76	(0.23)	(0.45)	3.72	(0.39)		0.40

Distributions(b)
From net investment income	(0.09)		(0.21)	(0.19)	(0.17)	(0.25)	(0.20)		(0.32)
From net realized gain	(0.00	)(c)	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.09)		(0.21)	(0.65)	(2.24)	(0.71)	(0.86)		(0.74)

Net asset value, end of period	$13.16		$12.29	$10.74	$11.62	$14.31	$11.30		$12.55

Total Return(d)
Based on net asset value	7.89	%(e)	16.60%	(1.62)%	(3.81)%	33.94%	(3.54	)%(e)	3.47%

Ratios to Average Net Assets(f)
Total expenses	1.03	%(g)	1.06%	1.04%	1.00%	1.01%	1.00	%(g)	1.01%

Total expenses after fees waived and/or reimbursed	1.03	%(g)	1.06%	1.04%	1.00%	1.01%	1.00	%(g)	1.01%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	1.02	%(g)	1.03%	1.04%	1.00%	1.01%	1.00	%(g)	1.01%

Net investment income	0.81	%(g)	1.73%	1.72%	1.34%	1.98%	2.49	%(g)	2.45%

Supplemental Data
Net assets, end of period (000)	$386,251		$377,545	$379,256	$474,705	$536,593	$378,291		$438,060

Portfolio turnover rate	23%		50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$12.22		$10.68	$11.55	$14.23	$11.23	$12.47		$12.81

Net investment income(a)	0.00		0.10	0.09	0.06	0.14	0.17		0.21
Net realized and unrealized gain (loss)	0.91		1.56	(0.40)	(0.61)	3.47	(0.62)		0.09

Net increase (decrease) from investment operations	0.91		1.66	(0.31)	(0.55)	3.61	(0.45)		0.30

Distributions(b)
From net investment income	(0.04)		(0.12)	(0.10)	(0.06)	(0.15)	(0.13)		(0.22)
From net realized gain	(0.00	)(c)	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.04)		(0.12)	(0.56)	(2.13)	(0.61)	(0.79)		(0.64)

Net asset value, end of period	$13.09		$12.22	$10.68	$11.55	$14.23	$11.23		$12.47

Total Return(d)
Based on net asset value	7.49	%(e)	15.64%	(2.40)%	(4.60)%	32.95%	(4.10	)%(e)	2.69%

Ratios to Average Net Assets(f)
Total expenses	1.81	%(g)	1.87%	1.82%	1.79%	1.77%	1.75	%(g)	1.76%

Total expenses after fees waived and/or reimbursed	1.81	%(g)	1.87%	1.82%	1.79%	1.77%	1.75	%(g)	1.76%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	1.81	%(g)	1.84%	1.82%	1.79%	1.77%	1.75	%(g)	1.76%

Net investment income	0.03	%(g)	0.92%	0.88%	0.48%	1.17%	1.75	%(g)	1.69%

Supplemental Data
Net assets, end of period (000)	$16,804		$18,659	$24,025	$40,587	$67,805	$172,131		$256,960

Portfolio turnover rate	23%		50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Global Dividend Portfolio (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 08/01/19 to 05/31/20		Year Ended 07/31/19

Net asset value, beginning of period	$12.37		$10.82	$11.70	$14.39	$11.36	$12.62		$12.96

Net investment income(a)	0.07		0.24	0.24	0.21	0.29	0.28		0.34
Net realized and unrealized gain (loss)	0.92		1.56	(0.44)	(0.62)	3.49	(0.65)		0.09

Net increase (decrease) from investment operations	0.99		1.80	(0.20)	(0.41)	3.78	(0.37)		0.43

Distributions(b)
From net investment income	(0.11)		(0.25)	(0.22)	(0.21)	(0.29)	(0.23)		(0.35)
From net realized gain	(0.00	)(c)	—	(0.46)	(2.07)	(0.46)	(0.66)		(0.42)

Total distributions	(0.11)		(0.25)	(0.68)	(2.28)	(0.75)	(0.89)		(0.77)

Net asset value, end of period	$13.25		$12.37	$10.82	$11.70	$14.39	$11.36		$12.62

Total Return(d)
Based on net asset value	8.09	%(e)	16.86%	(1.26)%	(3.48)%	34.36%	(3.36	)%(e)	3.79%

Ratios to Average Net Assets(f)
Total expenses	0.71	%(g)	0.73%	0.71%	0.69%	0.68%	0.69	%(g)	0.70%

Total expenses after fees waived and/or reimbursed	0.71	%(g)	0.73%	0.71%	0.69%	0.68%	0.69	%(g)	0.70%

Total expenses after fees waived and/or reimbursed excluding professional fees for foreign withholding tax claims	0.70	%(g)	0.70%	0.71%	0.69%	0.68%	0.69	%(g)	0.70%

Net investment income	1.13	%(g)	2.08%	2.30%	1.65%	2.30%	2.83	%(g)	2.75%

Supplemental Data
Net assets, end of period (000)	$221,388		$216,615	$177,933	$75,202	$81,959	$66,498		$78,860

Portfolio turnover rate	23%		50%	53%	42%	86%	28%		20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights

(For a share outstanding throughout each period)

				BlackRock International Fund

					Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$20.28		$17.76	$18.08	$24.93	$15.99	$16.94		$15.18

Net investment income(a)	0.05		0.23	0.19	0.28	0.27	0.03		0.23
Net realized and unrealized gain (loss)	(0.23)		2.50	(0.32)	(5.51)	8.74	(0.78)		1.78

Net increase (decrease) from investment operations	(0.18)		2.73	(0.13)	(5.23)	9.01	(0.75)		2.01

Distributions(b)
From net investment income	(0.12)		(0.21)	(0.19)	(0.17)	(0.07)	(0.20)		(0.25)
From net realized gain	—		—	—	(1.45)	—	—		—

Total distributions	(0.12)		(0.21)	(0.19)	(1.62)	(0.07)	(0.20)		(0.25)

Net asset value, end of period	$19.98		$20.28	$17.76	$18.08	$24.93	$15.99		$16.94

Total Return(c)
Based on net asset value	(0.90	)%(d)	15.47%	(0.60)%	(22.33)%	56.46%	(4.53	)%(d)	13.57%

Ratios to Average Net Assets(e)
Total expenses	0.75	%(f)	0.77%	0.77%	0.73%	0.83%	1.02	%(f)	1.04%

Total expenses after fees waived and/or reimbursed	0.66	%(f)	0.66%	0.65%	0.65%	0.67%	0.89	%(f)	0.89%

Net investment income	0.48	%(f)	1.22%	1.16%	1.28%	1.24%	0.31	%(f)	1.48%

Supplemental Data
Net assets, end of period (000)	$798,145		$1,040,611	$1,045,591	$1,335,501	$876,037	$200,623		$186,318

Portfolio turnover rate	25%		86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

				BlackRock International Fund (continued)

					Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$19.76		$17.32	$17.62	$24.34	$15.62	$16.55		$14.84

Net investment income(a)	0.02		0.18	0.15	0.18	0.15	0.00		0.18
Net realized and unrealized gain (loss)	(0.22)		2.43	(0.31)	(5.34)	8.61	(0.76)		1.74

Net increase (decrease) from investment operations	(0.20)		2.61	(0.16)	(5.16)	8.76	(0.76)		1.92

Distributions(b)
From net investment income	(0.10)		(0.17)	(0.14)	(0.11)	(0.04)	(0.17)		(0.21)
From net realized gain	—		—	—	(1.45)	—	—		—

Total distributions	(0.10)		(0.17)	(0.14)	(1.56)	(0.04)	(0.17)		(0.21)

Net asset value, end of period	$19.46		$19.76	$17.32	$17.62	$24.34	$15.62		$16.55

Total Return(c)
Based on net asset value	(1.03	)%(d)	15.12%	(0.78)%	(22.55)%	56.12%	(4.70	)%(d)	13.24%

Ratios to Average Net Assets(e)
Total expenses	1.02	%(f)	1.04%	1.11%	1.03%	1.12%	1.29	%(f)	1.34%

Total expenses after fees waived and/or reimbursed	0.91	%(f)	0.91%	0.90%	0.90%	0.93%	1.14	%(f)	1.14%

Net investment income	0.24	%(f)	0.97%	0.94%	0.83%	0.76%	0.05	%(f)	1.19%

Supplemental Data
Net assets, end of period (000)	$310,112		$343,143	$341,132	$406,976	$631,316	$367,092		$381,389

Portfolio turnover rate	25%		86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

				BlackRock International Fund (continued)
					Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$18.12		$15.89	$16.21	$22.54	$14.55	$15.40		$13.77

Net investment income (loss)(a)	(0.05)		0.03	0.02	0.03	(0.09)	(0.07)		0.06
Net realized and unrealized gain (loss)	(0.20)		2.25	(0.28)	(4.94)	8.08	(0.71)		1.65

Net increase (decrease) from investment operations	(0.25)		2.28	(0.26)	(4.91)	7.99	(0.78)		1.71

Distributions(b)
From net investment income	(0.04)		(0.05)	(0.06)	(0.02)	—	(0.07)		(0.08)
From net realized gain	—		—	—	(1.40)	—	—		—

Total distributions	(0.04)		(0.05)	(0.06)	(1.42)	—	(0.07)		(0.08)

Net asset value, end of period	$17.83		$18.12	$15.89	$16.21	$22.54	$14.55		$15.40

Total Return(c)
Based on net asset value	(1.39	)%(d)	14.34%	(1.58)%	(23.12)%	54.92%	(5.12	)%(d)	12.49%

Ratios to Average Net Assets(e)
Total expenses	1.82	%(f)	1.81%	1.82%	1.81%	2.02%	2.18	%(f)	2.25%

Total expenses after fees waived and/or reimbursed	1.66	%(f)	1.66%	1.65%	1.65%	1.74%	1.89	%(f)	1.89%

Net investment income (loss)	(0.51	)%(f)	0.21%	0.14%	0.14%	(0.51)%	(0.76	)%(f)	0.43%

Supplemental Data
Net assets, end of period (000)	$4,339		$5,185	$6,299	$9,006	$10,874	$39,891		$53,396

Portfolio turnover rate	25%		86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

				BlackRock International Fund (continued)

					Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$20.29		$17.77	$18.09	$24.94	$15.99	$16.95		$15.20

Net investment income(a)	0.05		0.24	0.20	0.30	0.28	0.04		0.25
Net realized and unrealized gain (loss)	(0.23)		2.50	(0.32)	(5.52)	8.75	(0.79)		1.77

Net increase (decrease) from investment operations	(0.18)		2.74	(0.12)	(5.22)	9.03	(0.75)		2.02

Distributions(b)
From net investment income	(0.12)		(0.22)	(0.20)	(0.18)	(0.08)	(0.21)		(0.27)
From net realized gain	—		—	—	(1.45)	—	—		—

Total distributions	(0.12)		(0.22)	(0.20)	(1.63)	(0.08)	(0.21)		(0.27)

Net asset value, end of period	$19.99		$20.29	$17.77	$18.09	$24.94	$15.99		$16.95

Total Return(c)
Based on net asset value	(0.87	)%(d)	15.52%	(0.54)%	(22.29)%	56.60%	(4.54	)%(d)	13.61%

Ratios to Average Net Assets(e)
Total expenses	0.62	%(f)	0.65%	0.66%	0.63%	0.66%	0.85	%(f)	0.90%

Total expenses after fees waived and/or reimbursed	0.61	%(f)	0.61%	0.60%	0.60%	0.61%	0.83	%(f)	0.84%

Net investment income	0.54	%(f)	1.28%	1.21%	1.40%	1.29%	0.48	%(f)	1.58%

Supplemental Data
Net assets, end of period (000)	$305,805		$330,329	$328,126	$434,110	$203,250	$27,572		$16,983

Portfolio turnover rate	25%		86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

				BlackRock International Fund (continued)
					Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 11/01/19 to 05/31/20		Year Ended 10/31/19

Net asset value, beginning of period	$19.83		$17.39	$17.69	$24.43	$15.69	$16.56		$14.83

Net investment income (loss)(a)	(0.00	)(b)	0.13	0.11	0.15	0.08	(0.03)		0.14
Net realized and unrealized gain (loss)	(0.22)		2.44	(0.31)	(5.39)	8.67	(0.77)		1.76

Net increase (decrease) from investment operations	(0.22)		2.57	(0.20)	(5.24)	8.75	(0.80)		1.90

Distributions(c)
From net investment income	(0.08)		(0.13)	(0.10)	(0.05)	(0.01)	(0.07)		(0.17)
From net realized gain	—		—	—	(1.45)	—	—		—

Total distributions	(0.08)		(0.13)	(0.10)	(1.50)	(0.01)	(0.07)		(0.17)

Net asset value, end of period	$19.53		$19.83	$17.39	$17.69	$24.43	$15.69		$16.56

Total Return(d)
Based on net asset value	(1.12	)%(e)	14.83%	(1.03)%	(22.74)%	55.76%	(4.85	)%(e)	12.99%

Ratios to Average Net Assets(f)
Total expenses	1.35	%(g)	1.38%	1.43%	1.40%	1.29%	1.54	%(g)	1.60%

Total expenses after fees waived and/or reimbursed	1.16	%(g)	1.16%	1.15%	1.15%	1.19%	1.39	%(g)	1.39%

Net investment income (loss)	(0.01	)%(g)	0.72%	0.67%	0.70%	0.41%	(0.33	)%(g)	0.94%

Supplemental Data
Net assets, end of period (000)	$5,095		$5,938	$4,560	$5,171	$5,730	$5,250		$10,292

Portfolio turnover rate	25%		86%	81%	103%	77%	75%		114%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Funds II (the “Trust”) and BlackRock Series, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Global Dividend Portfolio and BlackRock International Fund (collectively, the “Funds” or individually, a “Fund”) are series of the Trust and the Corporation, respectively.

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Global Dividend Portfolio	Global Dividend Portfolio	Diversified
BlackRock International Fund	International Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Global Dividend Portfolio pays the Manager a monthly fee, based on the average daily net assets that are attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:

Investment Advisory Fees

Average Daily Net Assets	Global Dividend Portfolio
First $1 billion	0.600%
$1 billion - $2 billion	0.550
$2 billion - $3 billion	0.525
Greater than $3 billion	0.500

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

For such services, International Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of International Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	International Fund
First $1 billion	0.600%
$1 billion - $3 billion	0.560
$3 billion - $5 billion	0.540
$5 billion - $10 billion	0.520
Greater than $10 billion	0.510

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of each Fund for which BIL, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Global Dividend Portfolio		International Fund
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	—	0.25%	—
Investor C	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
Global Dividend Portfolio	$483,593	$88,111	$—	$571,704
International Fund	409,064	24,237	13,724	447,025

Administration: The Trust, on behalf of Global Dividend Portfolio, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Global Dividend Portfolio	$58,856	$38,768	$1,766	$22,205	$121,595

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations.

Fund Name	Institutional	Total
International Fund	$115,925	$115,925

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Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Global Dividend Portfolio	$933	$4,306	$743	$222	$—	$6,204
International Fund	744	2,102	390	—	44	3,280

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Global Dividend Portfolio	$252,358	$145,252	$10,388	$4,101	$—	$412,099
International Fund	586,546	238,328	4,740	605	6,269	836,488

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Global Dividend Portfolio	$1,854
International Fund	4,307

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Global Dividend Portfolio	International Fund
Investor A	$192	$1,466
Investor C	205	51

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived
Global Dividend Portfolio	$1,285
International Fund	7,227

With respect to Global Dividend Portfolio, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2026. With respect to International Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2024, there were no fees waived by the Manager pursuant to these arrangements.

With respect to International Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K	Class R
0.65%	0.90%	1.65%	0.60%	1.15%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of International Fund. For the six months ended November 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $98,331, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, in the Statements of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:

Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
International Fund	$ 359,083	$ 155,499	$ 3,479	$ 605	$ 4,854	$ 523,520

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income—affiliated—net in the Statements of Operations. For the six months ended November 30, 2024, the Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
International Fund	$10

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s/the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

6. PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Global Dividend Portfolio	$279,910,592	$557,315,471
International Fund	384,444,834	658,022,576

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Notes to Financial Statements (unaudited) (continued)

7. INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

As of May 31, 2024, the International Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $560,148,432.

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Dividend Portfolio	$804,711,982	$311,561,722	$(14,629,794)	$296,931,928
International Fund	1,191,488,549	276,508,325	(46,086,288)	230,422,037

8. BANK BORROWINGS

The Trust and the Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Funds did not borrow under the credit agreement.

9. PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

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Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain Funds invest.

The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Global Dividend Portfolio
Institutional
Shares sold	2,451,499	$31,492,744	8,811,753	$101,691,673
Shares issued in reinvestment of distributions	377,766	4,870,195	1,077,859	12,332,602
Shares redeemed	(21,673,739)	(279,244,744)	(18,373,485)	(211,482,926)

	(18,844,474)	$(242,881,805)	(8,483,873)	$(97,458,651)

Investor A
Shares sold and automatic conversion of shares	913,812	$11,740,549	2,072,705	$23,620,371
Shares issued in reinvestment of distributions	201,080	2,581,558	567,141	6,459,760
Shares redeemed	(2,491,869)	(32,005,855)	(7,211,729)	(82,461,051)

	(1,376,977)	$(17,683,748)	(4,571,883)	$(52,380,920)

Investor C
Shares sold	49,646	$645,730	122,328	$1,369,205
Shares issued in reinvestment of distributions	4,678	59,229	20,818	236,867
Shares redeemed and automatic conversion of shares	(297,527)	(3,790,541)	(864,774)	(9,819,319)

	(243,203)	$(3,085,582)	(721,628)	$(8,213,247)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Global Dividend Portfolio (continued)
Class K
Shares sold	431,710	$5,617,452	4,014,853	$46,767,267
Shares issued in reinvestment of distributions	130,231	1,685,233	293,128	3,367,495
Shares redeemed	(1,364,472)	(17,671,908)	(3,247,930)	(37,363,172)

	(802,531)	$(10,369,223)	1,060,051	$12,771,590

	(21,267,185)	$(274,020,358)	(12,717,333)	$(145,281,228)

International Fund
Institutional
Shares sold	6,243,297	$125,230,680	14,920,604	$282,774,138
Shares issued in reinvestment of distributions	268,901	5,407,603	583,920	10,995,686
Shares redeemed	(17,875,748)	(361,313,830)	(23,049,624)	(433,835,118)

	(11,363,550)	$(230,675,547)	(7,545,100)	$(140,065,294)

Investor A
Shares sold and automatic conversion of shares	557,707	$10,881,817	2,009,836	$36,927,098
Shares issued in reinvestment of distributions	77,958	1,528,762	160,215	2,945,946
Shares redeemed	(2,065,393)	(40,418,427)	(4,506,194)	(83,297,065)

	(1,429,728)	$(28,007,848)	(2,336,143)	$(43,424,021)

Investor C
Shares sold	9,617	$172,123	24,249	$408,442
Shares issued in reinvestment of distributions	573	10,314	926	15,854
Shares redeemed and automatic conversion of shares	(52,957)	(948,508)	(135,282)	(2,302,035)

	(42,767)	$(766,071)	(110,107)	$(1,877,739)

Class K
Shares sold	1,664,479	$33,216,819	4,214,464	$79,161,551
Shares issued in reinvestment of distributions	98,685	1,985,532	208,533	3,925,312
Shares redeemed	(2,745,572)	(54,982,299)	(6,604,552)	(124,790,126)

	(982,408)	$(19,779,948)	(2,181,555)	$(41,703,263)

Class R
Shares sold	16,038	$315,087	97,751	$1,782,898
Shares issued in reinvestment of distributions	1,173	23,086	2,172	40,213
Shares redeemed	(55,678)	(1,097,168)	(62,787)	(1,171,241)

	(38,467)	$(758,995)	37,136	$651,870

	(13,856,920)	$(279,988,409)	(12,135,769)	$(226,418,447)

11.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which International Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of November 30, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

The Global Dividend Portfolio is seeking, a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	31

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Adviser	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
Accounting Agent and Transfer Agent	Sidley Austin LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10019
Wilmington, DE 19809
Address of the Trust/Corporation
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	33

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series, Inc.

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series, Inc.

Date: January 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series, Inc.

Date: January 21, 2025

3